Schedule of Investments (unaudited)	iShares® Latin America 40 ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 40.3%
Ambev SA, ADR	16,221,800	$45,421,040
B3 SA - Brasil, Bolsa, Balcao	21,399,479	64,026,588
Banco do Brasil SA	5,268,811	60,061,453
CCR SA	3,638,559	10,620,082
Centrais Eletricas Brasileiras SA	3,801,727	32,934,631
Localiza Rent a Car SA	3,142,297	41,141,446
Lojas Renner SA	3,539,263	12,699,693
Natura & Co. Holding SA(a)	3,106,356	10,651,146
NU Holdings Ltd.(a)	8,861,266	73,814,346
Petroleo Brasileiro SA, ADR	6,842,438	109,273,735
Rede D’Or Sao Luiz SA(b)	3,786,334	22,432,618
Telefonica Brasil SA, ADR NVS	1,283,251	14,038,766
Vale SA, Class B, ADR	13,353,825	211,791,664
WEG SA	5,402,498	41,041,322
		749,948,530
Chile — 5.5%
Banco de Chile	159,742,946	18,773,960
Banco Santander Chile, ADR	571,110	11,130,934
Cencosud SA	4,716,981	8,860,970
Empresas CMPC SA	4,053,220	7,821,108
Empresas Copec SA	1,341,450	9,760,042
Enel Americas SA(a)	71,292,456	7,889,825
Falabella SA(a)	2,868,611	7,163,994
Sociedad Quimica y Minera de Chile SA, ADR(c)	525,220	31,628,748
		103,029,581
Colombia — 1.6%
Bancolombia SA, ADR	414,949	12,767,981
Ecopetrol SA, ADR	906,111	10,800,843
Interconexion Electrica SA ESP	1,632,552	6,510,124
		30,078,948
Mexico — 26.8%
America Movil SAB de CV	76,103,436	70,541,669
Arca Continental SAB de CV	1,694,561	18,502,359
Cemex SAB de CV, NVS(a)	55,668,036	43,338,522
Fibra Uno Administracion SA de CV	10,360,205	18,650,931
Fomento Economico Mexicano SAB de CV	6,755,157	87,915,299
Grupo Bimbo SAB de CV, Series A	5,495,214	27,814,242
Grupo Financiero Banorte SAB de CV, Class O	9,119,161	91,701,780
Grupo Mexico SAB de CV, Series B	11,451,485	63,512,211
Wal-Mart de Mexico SAB de CV	17,964,364	75,714,595
		497,691,608
Peru — 3.5%
Credicorp Ltd.	249,903	37,467,957
Southern Copper Corp.	312,737	26,917,274
		64,385,231

Total Common Stocks — 77.7%
(Cost: $1,320,240,427)		1,445,133,898
Security	Shares	Value

Preferred Stocks

Brazil — 20.7%
Banco Bradesco SA, Preference Shares, ADR	19,534,480	$68,370,680
Gerdau SA, Preference Shares, ADR	4,253,199	20,628,015
Itau Unibanco Holding SA, Preference Shares, ADR	17,820,684	123,853,754
Itausa SA, Preference Shares, NVS	20,442,053	43,590,707
Petroleo Brasileiro SA, Preference Shares, ADR	8,446,660	129,064,965
		385,508,121

Total Preferred Stocks — 20.7%
(Cost: $395,712,248)		385,508,121

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 02/19/24, Strike Price BRL 45.35)(a)	11,142	45,875

Total Rights — 0.0%
(Cost: $—)		45,875
Total Long-Term Investments — 98.4%
(Cost: $1,715,952,675)		1,830,687,894

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	5,491,502	5,494,797

Total Short-Term Securities — 0.3%
(Cost: $5,495,301)		5,494,797

Total Investments — 98.7%
(Cost: $1,721,447,976)		1,836,182,691

Other Assets Less Liabilities — 1.3%		23,637,845

Net Assets — 100.0%		$1,859,820,536

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,498,843	$—	$(23,006,636	)(a)	$(1,507)	$4,097	$5,494,797	5,491,502	$13,878	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,620,000	—	(6,620,000	)(a)	—	—	—	—	108,859		—
					$(1,507)	$4,097	$5,494,797		$122,737		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bclear MSCI Brazil Index	266	03/15/24	$17,028	$867,275
Mexican BOLSA Index	248	03/15/24	8,548	259,603
				$1,126,878

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,117,076,841	$328,057,057	$—	$1,445,133,898
Preferred Stocks	341,917,414	43,590,707	—	385,508,121

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$45,875	$—	$—	$45,875
Short-Term Securities
Money Market Funds	5,494,797	—	—	5,494,797
	$1,464,534,927	$371,647,764	$—	$1,836,182,691
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,126,878	$—	$—	$1,126,878

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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